Basis of Presentation and Material Accounting Policy Information (Policies)	12 Months Ended
Mar. 31, 2024
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Statement of Compliance [Policy Text Block]

(a)   Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

The consolidated financial statements have been prepared on a historical cost convention except for the convertible loan - derivative component and digital assets that have been measured at fair value. The consolidated financial statements are presented in United States dollars ("US dollars" or "$"), except where otherwise indicated.

The Company is in the business of the mining and sale of digital currencies to upgrade, expand, and scale up its mining operations, many aspects of which are not specifically addressed by IFRS Accounting Standards.

The Company is required to use certain critical accounting estimates and make judgements as to the application of IFRS Accounting Standards and the selection of accounting policies. The Company has disclosed its presentation, recognition and de-recognition, and measurement of digital currencies, and the recognition of revenue as well as significant assumptions and judgements; however, if specific guidance is enacted in the future, the impact may result in changes to the Company's earnings and financial position as presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on June 24, 2024.

Consolidation [Policy Text Block]

(b)   Consolidation

These consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, which are controlled by the Company (the "Group"). Control is achieved when the parent company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has all of the following: (i) power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee); (ii) exposure, or rights, to variable returns from its involvement with the investee; and (iii) the ability to use its power over the investee to affect its returns.

The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All inter-company transactions, balances, income and expenses are eliminated on consolidation.

As of March 31, 2024, the Company had the following wholly owned subsidiaries: HIVE Blockchain Switzerland AG, Bikupa Datacenter AB, Bikupa Datacenter 2 AB, Bikupa Real Estate AB, Hive Digital Data Ltd., Liv Eiendom AS, 9376-9974 Quebec Inc., HIVE Atlantic Datacentres Ltd., and HIVE Performance Computing Ltd. HIVE Blockchain Switzerland AG had one wholly owned subsidiary, HIVE Blockchain Iceland ehf. and HIVE Performance Computing Ltd. had one wholly owned subsidiary, HIVE Performance Cloud Inc.

Presentation and functional currency [Policy Text Block]

(c)   Presentation and functional currency

The financial statements are presented in U.S. dollars, which is the functional currency of HIVE Blockchain Switzerland AG, Bikupa Datacenter AB, Bikupa Datacenter 2 AB, Bikupa Real Estate AB, HIVE Digital Data Ltd., Liv Eiendom AS, HIVE Performance Computing Ltd., and HIVE Blockchain Iceland ehf. The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions. The functional currency of the Company and its subsidiaries, 9376-9974 Quebec Inc., HIVE Performance Cloud Inc., and HIVE Atlantic Datacentres Ltd., (the "Canadian subsidiaries"), is the Canadian dollar. For the Canadian subsidiaries, the assets and liabilities are translated using the exchange rate in effect at each reporting date. Revenues and expenses are translated using the average exchange rates in effect for all periods presented. The resulting translation differences are included in other comprehensive (loss) income.

During the year ended March 31, 2023, the Company changed the functional currency of the Canadian Subsidiaries to the Canadian dollar, which is prospectively accounted for in the consolidated financial statements. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates; and better reflects the ongoing activities and operations of these subsidiaries. The presentation currency for the group is the U.S dollar.

Goodwill [Policy Text Block]

(d)   Goodwill

Goodwill represents the excess of the purchase price paid for an acquisition over the fair value of the net tangible and intangible assets acquired. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill has an indefinite useful life, is not subject to amortization and therefore, subject to impairment testing annually for any impairment, or more frequently in the case that events or circumstances indicate. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company's cash-generating units (CGUs) or group of CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Revenue recognition [Policy Text Block]

(e)   Revenue recognition

Revenue from contracts with customers is recognized when control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes). The following are the specific revenue recognition criteria which must be met before revenue is recognized:

1.   Revenues from digital currency mining

The Company has entered into contracts with mining pools and has undertaken the performance obligation of providing computing power and transaction verification services to the mining pool in exchange for non-cash consideration in the form of digital currencies. The Company measures the non-cash consideration received at the fair market value of the digital currencies received. Management estimates fair value on a daily basis as the quantity of digital currency received multiplied by the spot price on the day it was received, and subsequently measured as an intangible asset. Any difference between the fair value of the digital currencies recorded upon receipt from mining activities and the actual realized price upon disposal are recorded as a gain or loss on disposition of digital currencies.

Digital currency on hand at the end of a reporting period, if any, is classified as digital assets, and is accounted for under IAS 38 Intangible Assets, as an intangible asset with an indefinite useful life initially measured at cost, deemed to be the fair value upon receipt as described above, and subsequently measured under the revaluation model. Under the revaluation model, increases in the digital currency's carrying amount is recognized in other comprehensive (loss) income and under accumulated other comprehensive income in equity. However, increases are recognized in profit or loss to the extent that it reverses a revaluation decrease of digital currency previously recognized in profit or loss. The fair value of digital currency on hand at the end of the reporting period is calculated as the quantity of digital currency on hand multiplied by price quoted on coinbase.com as at the reporting date. The Company reports digital currency on hand at the end of the reporting period as digital assets, which are classified as current assets as management has determined that the digital currency on hand at the end of the reporting period have markets with sufficient liquidity to allow conversion within the Company's normal operating cycle.

2.   Revenues from high performance computing hosting:

The Company has entered into contracts to provide high performance computing power to third parties. Revenues from the provision of high performance computing power is measured and recognized as the Company meets its obligation of the provision of high performance computing power at a point in time. The Company receives proceeds net of commissions. Revenues are recorded at the gross amount and the commission expense is included in operating and maintenance costs.

Plant and equipment [Policy Text Block]

(f) Plant and equipment:

Plant and equipment include data center equipment carried at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants, and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with the data center equipment.

Items of data center equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any replaced parts is derecognized. All other repairs and maintenance are charged to profit or loss during the fiscal period in which they are incurred.

Gains and losses on disposal are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Plant and equipment is broken into the following major assets and depreciated as follows:

- Data center equipment - straight line over 2 to 4 years

- Buildings straight line over 15 years

- Leasehold improvements - See below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement. The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Intangible assets [Policy Text Block]

(g)   Intangible assets

Intangible assets acquired separately are initially measured at cost plus direct acquisition costs. Intangible assets acquired in business combinations are measured at their fair value as at the acquisition date. Intangible assets with a finite useful life are amortized over their useful lives using the straight-line method and are reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end. Intangible assets consist of acquired software and certain customer relationships acquired in a business combination used in the Company's digital currency mining operations. The intangible assets are amortised on a straight-line basis over two to four years.

Impairment of non-financial assets [Policy Text Block]

(h) Impairment of non-financial assets

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the CGU to which the asset belongs. Impairment losses are recognized in profit or loss. An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Financial instruments [Policy Text Block]

(i) Financial instruments

Financial assets

Initial recognition and measurement

Financial assets are initially measured at fair value plus transaction costs that can be directly attributed to the acquisition of the financial asset, except in the case of a financial asset measured at fair value through profit or loss in respect of which transaction costs are charged to profit or loss.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Amounts receivable are measured at amortized cost with subsequent impairments recognized in profit or loss. Investments are classified as FVTPL.

Subsequent measurement

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or impaired. The Company's financial assets at amortized cost includes amounts receivable. Net changes in financial assets measured at fair value are recognized in the statement of profit or loss. A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss.

Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. This category includes the embedded derivative arising from the repayment terms of the convertible loan in Note 11. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Impairment

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. For accounts receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Initial recognition and measurement:

All financial liabilities are recognized initially at fair value and, in the case of convertible debenture, term loan, loans payable and lease liability, net of directly attributable transaction costs. The Company's financial liabilities include convertible debenture, term loan, loans payable, lease liability and accounts payables and are measured at fair value at initial recognition and subsequently amortized cost.

Subsequent measurement

Financial liabilities are either measured at fair value through profit or loss or at amortized cost. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (EIR) method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as financial expenses in the consolidated statement of income. This category generally applies to interest-bearing loans and borrowings.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights to receive the cash flows from the financial asset expire, or when the Company transfers the contractual rights to receive the cash flows from the financial asset or assumes an obligation to pay the cash flows received in full to a third party without significant delay.

Derecognition of financial liabilities

Financial liabilities are derecognized when and only when they are extinguished - that is, when the obligation defined in the contract is fulfilled, cancelled or expires. A financial liability is fulfilled when the debtor repays the liability by paying cash; providing other financial assets, goods or services, or is otherwise legally released from the liability.  Financial liabilities are classified as current liabilities if payment is due within 12 months.  Otherwise, they are presented as non-current liabilities.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. Fair value measurement of non-financial assets takes into account the ability of a market participant to derive economic benefits from the asset through its best use, or by selling it to another market participant capable of using the asset to its best use.

Assets and liabilities measured at fair value, or whose fair value is disclosed are classified into categories within the fair value hierarchy, based on the lowest level input that is significant to the overall fair value measurement:

- Level 1 - Unadjusted quoted prices in an active market of identical assets and liabilities;

- Level 2 - Non-quoted prices included in Level 1 that are either directly or indirectly observable;

- Level 3 - Inputs for the asset or liability that are not based on observable market data

Data that is not based on observable market information, such as valuation techniques without the use of observable market data.

Provisions [Policy Text Block]

(j) Provisions

Under IAS 37, provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the Company expects that part or all of the expense will be refunded, such as an insurance claim, the refund will be recognized as a separate asset only on the date when there is certainty of receiving the asset. The expense will be recognized in the statement of profit or loss net of the expected refund.

Income tax [Policy Text Block]

(k)  Income tax

The income tax expense for the year comprises current and deferred taxes. These taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or loss or directly in shareholders' equity.

Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with tax liabilities in respect of previous years.

Deferred taxes

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carry forward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable. Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes as long as the disposal of the investments in investees is not probable in the foreseeable future.

Share-based compensation [Policy Text Block]

(l) Share-based compensation

The Company utilizes the Black-Scholes Option Pricing Model ("Black-Scholes") to estimate the fair value of stock options granted to directors, officers, employees, consultants and charities. The use of Black- Scholes requires management to make various estimates and assumptions that impact the value assigned to the stock options including the forecast future volatility of the stock price, the risk-free interest rate, dividend yield and the expected life of the stock options. Any changes in these assumptions could have a material impact on the share-based compensation calculation value, however the most significant estimate is the volatility. Expected future volatility can be difficult to estimate as the Company has a limited operating history and is in an emerging industry with no comparable publicly traded competitors at the time of grant. Due to the emerging nature of the industry, volatility estimates require significant estimates. The Company estimated volatility based on historic share prices of companies operating in emerging innovative industries. Historical volatility is not necessarily indicative of future volatility.

Leases [Policy Text Block]

(m) Leases

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise:

  Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

  Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

  The amount expected to be payable by the lessee under residual value guarantees;

  The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

  Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability and by reducing the carrying amount to reflect the lease payments made. The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

  The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

  The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payment change is due to a change in a floating interest rate, in which case a revised discount rate is used).

  A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification. The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Business combinations [Policy Text Block]

(n) Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred which is measured at acquisition date at fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree's identifiable net assets. Acquisition-related costs are expensed as incurred and included in general and administrative expenses.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liability assumed).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company's cash-generating units (CGUs) or group of CGUs that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

For the acquisition of an asset or a group of assets that does not constitute a business, the Company identifies and recognizes the identifiable assets acquired and liabilities assumed, and acquisition-related costs are capitalized.

Cash [Policy Text Block]

(o)  Cash

Cash and cash equivalents may include cash on hand, demand deposits and short-term highly liquid investments that are readily convertible into known amounts of cash, with maturities of 90 days or less when acquired. As of March 31, 2024 and 2023, the Company did not classify any balances as cash equivalents.

New accounting standards adopted by the Company [Policy Text Block]

(p)  New accounting standards adopted by the Company

Amendment to IAS 12 - deferred tax related to assets and liabilities arising from a single transaction

In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). The amendments narrowed the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences. The amendments are effective for annual periods beginning on or after January 1, 2023, with early adoption permitted.

Amendments to IAS 1, Practice statement 2 and IAS 8

Presentation of Financial Statements was amended to clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specifies that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. The amendments are effective January 1, 2023, with early application permitted. The amendments are required to be adopted retrospectively.

Amendments to IAS 1, Presentation of financial statements', on classification of liabilities

In February 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8). The amendments introduced a definition of accounting estimates and included other amendments to help entities distinguish changes in accounting estimates from changes in accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023, with early adoption permitted.

The adoption of the amendments listed above did not have a significant impact on the Company's consolidated financial statements.

Future accounting standards [Policy Text Block]

(q)  Future accounting standards

Amendments to IAS 21 - Lack of Exchangeability

An entity is impacted by the amendments when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose. A currency is exchangeable when there is an ability to obtain the other currency (with a normal administrative delay), and the transaction would take place through a market or exchange mechanism that creates enforceable rights and obligations. These amendments are effective for annual periods beginning on or after 1 January 2025 (early adoption is available).

Amendment to IAS 1 - Non-current liabilities with covenants

These amendments clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments also aim to improve information an entity provides related to liabilities subject to these conditions. These amendments are effective for annual periods beginning on or after 1 January 2024.

Amendments to IAS 1 ‑ Classification of Liabilities as Current or Non‑current

In January 2020, the IASB issued amendments to IAS 1 ‑ Classification of Liabilities as Current or Non‑current. These amendments clarify the requirements relating to determining if a liability should be presented as current or non‑current in the statement of financial position. Pursuant to the new requirements, the assessment of whether a liability is presented as current or non‑current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. These amendments are effective for annual periods beginning on or after January 1, 2024, with early application permitted.

Amendment to IFRS 16 - Leases on sale and leaseback

These amendments include requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted. These amendments are effective for annual periods beginning on or after 1 January 2024.

The Company continues to review changes to IFRS Accounting Standards and the impact on the Company's consolidated financial statements.